Real Property Interests - Schedule of Maturities of Finance Lease Liabilities and Telecom Real Property Interest Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Lease
Remainder of 2021	$ 7,955
Finance Lease, Liability, to be Paid, Year One	8,342	$ 10,042
Finance Lease, Liability, to be Paid, Year Two	7,892	7,796
Finance Lease, Liability, to be Paid, Year Three	4,647	7,644
Finance Lease, Liability, to be Paid, Year Four	2,884	4,398
Finance Lease, Liability, to be Paid, Year Five		2,701
Thereafter	4,004
Thereafter		3,432
Total lease payments	35,724	36,013
Less amounts representing future interest	(2,308)	(2,168)
Total liability	33,416	33,845
Less current portion	(10,420)	(9,920)	$ (5,749)
Non-current liability	22,996	23,925	10,451
Less current portion	(5,011)	(5,749)	(8,379)
Non-current liability	11,523	11,813	$ 8,462
Telecom Real Property Interests
Finance Lease
Remainder of 2021	4,231
2022	2,973
2023	8,752
2024	665
2025	233
Thereafter	348
Total lease payments	17,202
Less amounts representing future interest	(668)
Total liability	16,534
Less current portion	(5,011)
Non-current liability	$ 11,523
Cell Site Leasehold Interests
Finance Lease
2021		5,820
2022		3,095
2023		8,384
2024		424
2025		234
Thereafter		347
Total lease payments		18,304
Less amounts representing future interest		(742)
Total liability		17,562
Less current portion		(5,749)
Non-current liability		$ 11,813